Investment Strategy	Aug. 20, 2025
T-REX 2X LONG BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Assets on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Assets on a daily basis.
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of the Reference Assets on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of the Reference Assets on a daily basis.
T-Rex 2X Long Ether Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Assets on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Assets on a daily basis.
T-Rex 2X Inverse Ether Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of the Reference Assets on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of the Reference Assets on a daily basis.